UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2011

Date of reporting period:	10/31/2010

Item 1.	Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of October 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.3%
COMMON STOCKS
Aerospace & Defense 2.7%
498,229	Precision Castparts Corp.(b)	$68,048,117

Biotechnology 2.4%
964,057	Celgene Corp.(a)	59,839,018

Capital Markets 1.4%
219,226	Goldman Sachs Group, Inc. (The)	35,284,425

Chemicals 2.3%
1,831,706	Dow Chemical Co. (The)	56,471,496

Commercial Services & Supplies 2.6%
1,832,144	Waste Management, Inc.(b)	65,444,184

Communications Equipment 2.6%
1,994,816	Juniper Networks, Inc.(a)	64,612,090

Computers & Peripherals 5.9%
256,248	Apple, Inc.(a)	77,097,336
1,345,930	NetApp, Inc.(a)	71,670,772

		148,768,108
Diversified Consumer Services 2.3%
4,918,923	H&R Block, Inc.	57,994,102

Electronic Equipment & Instruments 3.1%
10,965,998	Flextronics International Ltd.(a)	78,516,546

Energy Equipment & Services 2.6%
939,240	Schlumberger Ltd.	65,643,484

Food Products 8.6%
1,303,538	Bunge Ltd.(b)	78,303,528
2,939,115	ConAgra Foods, Inc.	66,100,696
2,210,241	Kraft Foods, Inc. (Class A Stock)	71,324,477

		215,728,701

Healthcare Providers & Services 2.3%
1,172,032	Express Scripts, Inc.(a)	56,866,993

Hotels, Restaurants & Leisure 1.8%
569,393	McDonald’s Corp.	44,281,694

Internet & Catalog Retail 3.1%
473,108	Amazon.com, Inc.(a)	78,129,055

Internet Software & Services 6.5%
317,126	Baidu, Inc. (China), ADR(a)	34,887,031
107,370	Google, Inc. (Class A Stock)(a)	65,816,736
2,175,142	IAC/InterActiveCorp(a)	60,686,462

		161,390,229
IT Services 2.1%
218,715	MasterCard, Inc. (Class A Stock)	52,504,723

Media 7.9%
1,892,258	Liberty Global, Inc. (Class C Stock)(a)(b)	68,480,817
2,130,758	Viacom, Inc. (Class B Stock)	82,225,951
1,322,381	Walt Disney Co. (The)	47,751,178

		198,457,946
Metals & Mining 5.4%
637,869	Freeport-McMoRan Copper & Gold, Inc.	60,393,437
1,216,537	Newmont Mining Corp.	74,050,607

		134,444,044
Multiline Retail 1.6%
1,411,058	Dollar General Corp.(a)(b)	39,777,725

Multi-Utilities 2.8%
1,293,366	Sempra Energy	69,169,214

Oil, Gas & Consumable Fuels 12.0%
1,296,822	Anadarko Petroleum Corp.	79,845,331
633,868	Apache Corp.	64,033,345
1,766,874	Canadian Natural Resources Ltd.	64,437,895
435,072	Occidental Petroleum Corp.	34,209,711
1,738,639	Southwestern Energy Co.(a)	58,852,930

		301,379,212

Pharmaceuticals 4.7%
2,023,214	Novartis AG (Switzerland), ADR(b)	117,245,251

Software 10.1%
2,988,954	CA, Inc.	69,373,622
2,084,440	Oracle Corp.	61,282,536
313,487	Salesforce.com, Inc.(a)(b)	36,386,436
2,912,747	Symantec Corp.(a)	47,128,246
512,549	VMware, Inc. (Class A Stock)(a)	39,189,497

		253,360,337
Textiles, Apparel & Luxury Goods 2.5%
759,021	NIKE, Inc. (Class B Stock)(b)	61,814,670

	Total long-term investments (cost $2,047,937,926)	2,485,171,364

SHORT-TERM INVESTMENT 14.9%
Affiliated Money Market Mutual Fund
372,177,948	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $372,177,948; includes $319,071,062 of cash collateral received for securities on loan)(c)(d)	372,177,948

	Total Investments 114.2% (cost $2,420,115,874)(e)	2,857,349,312
	Liabilities in excess of other assets (14.2%)	(356,339,318)

	Net Assets 100.0%	$2,501,009,994

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $313,282,531; cash collateral of $319,071,062 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,461,073,147	$464,584,641	$(68,308,476)	$396,276,165

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities, generally for stocks and mutual funds with daily Nav’s

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc, and amortized cost), generally for foreign stocks priced through vendor modeling tool & debt securities.

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,485,171,364	$—	$—
Affiliated Money Market Mutual Fund	372,177,948	—	—

Total	$2,857,349,312	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison 20/20 Focus Fund

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date December 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date December 21, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 21, 2010

*	Print the name and title of each signing officer under his or her signature.